Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB MUNICIPAL INCOME FUND II
Entity Central Index Key	0000899774
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000082955
Shareholder Report [Line Items]
Fund Name	AB Massachusetts Portfolio
Class Name	Advisor Class
Trading Symbol	AMAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMAYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. Security selection was the primary detractor. An allocation to toll roads/transit detracted, while an overweight to not-for-profit health care contributed to performance. Security selection within private higher education and airports detracted, while selection within state general obligation and senior living contributed to overall performance.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps, which contributed to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Bloomberg Municipal Bond Index
07/16	$10,000	$10,000
05/17	$9,952	$10,004
05/18	$10,052	$10,116
05/19	$10,529	$10,764
05/20	$10,770	$11,192
05/21	$11,569	$11,722
05/22	$10,830	$10,925
05/23	$10,787	$10,979
05/24	$11,065	$11,272
05/25	$11,197	$11,501
05/26	$11,956	$12,268

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 7/25/16
Advisor Class	6.46%	0.66%	1.83%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.10%

Performance Inception Date	Jul. 25, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 270,865,231
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 790,569
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$270,865,231
# of Portfolio Holdings	159
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$790,569

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	16.5%
AA	29.2%
A	29.0%
BBB	17.9%
BB	3.5%
A-1+	0.8%
Not Rated	3.1%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028643
Shareholder Report [Line Items]
Fund Name	AB Massachusetts Portfolio
Class Name	Class A
Trading Symbol	AMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMAAX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. Security selection was the primary detractor. An allocation to toll roads/transit detracted, while an overweight to not-for-profit health care contributed to performance. Security selection within private higher education and airports detracted, while selection within state general obligation and senior living contributed to overall performance.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps, which contributed to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/16	$9,699	$10,000
05/17	$9,775	$10,146
05/18	$9,848	$10,259
05/19	$10,291	$10,916
05/20	$10,488	$11,350
05/21	$11,238	$11,888
05/22	$10,493	$11,080
05/23	$10,426	$11,134
05/24	$10,680	$11,432
05/25	$10,769	$11,664
05/26	$11,480	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.30%	0.43%	1.70%
Class A (with sales charges)	3.12%	-0.18%	1.39%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 270,865,231
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 790,569
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$270,865,231
# of Portfolio Holdings	159
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$790,569

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	16.5%
AA	29.2%
A	29.0%
BBB	17.9%
BB	3.5%
A-1+	0.8%
Not Rated	3.1%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028645
Shareholder Report [Line Items]
Fund Name	AB Massachusetts Portfolio
Class Name	Class C
Trading Symbol	AMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMACX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.52%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. Security selection was the primary detractor. An allocation to toll roads/transit detracted, while an overweight to not-for-profit health care contributed to performance. Security selection within private higher education and airports detracted, while selection within state general obligation and senior living contributed to overall performance.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps, which contributed to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,003	$10,146
05/18	$10,002	$10,259
05/19	$10,382	$10,916
05/20	$10,496	$11,350
05/21	$11,164	$11,888
05/22	$10,344	$11,080
05/23	$10,200	$11,134
05/24	$10,378	$11,432
05/25	$10,386	$11,664
05/26	$10,984	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	5.52%	-0.33%	0.94%
Class C (with sales charges)	4.52%	-0.33%	0.94%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 270,865,231
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 790,569
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$270,865,231
# of Portfolio Holdings	159
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$790,569

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	16.5%
AA	29.2%
A	29.0%
BBB	17.9%
BB	3.5%
A-1+	0.8%
Not Rated	3.1%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000082961
Shareholder Report [Line Items]
Fund Name	AB Virginia Portfolio
Class Name	Advisor Class
Trading Symbol	AVAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AVAYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except the Advisor class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Security selection was the primary detractor, relative to the benchmark. An allocation to ports slightly detracted, while an overweight to toll roads/transit contributed to performance. Security selection within prerefunded municipal bonds and airports detracted, while selection within senior living and tax-supported state lease contributed to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Bloomberg Municipal Bond Index
07/16	$10,000	$10,000
05/17	$10,014	$10,004
05/18	$10,150	$10,116
05/19	$10,645	$10,764
05/20	$10,882	$11,192
05/21	$11,673	$11,722
05/22	$10,924	$10,925
05/23	$10,911	$10,979
05/24	$11,199	$11,272
05/25	$11,400	$11,501
05/26	$12,213	$12,268

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 7/25/16
Advisor Class	6.82%	0.91%	2.05%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.10%

Performance Inception Date	Jul. 25, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 217,750,297
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 654,882
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$217,750,297
# of Portfolio Holdings	125
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$654,882

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	11.2%
AA	47.4%
A	15.4%
BBB	17.1%
BB	2.1%
B	1.3%
A-1+	0.4%
Not Rated	5.1%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028661
Shareholder Report [Line Items]
Fund Name	AB Virginia Portfolio
Class Name	Class A
Trading Symbol	AVAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AVAAX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except the Advisor class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Security selection was the primary detractor, relative to the benchmark. An allocation to ports slightly detracted, while an overweight to toll roads/transit contributed to performance. Security selection within prerefunded municipal bonds and airports detracted, while selection within senior living and tax-supported state lease contributed to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/16	$9,702	$10,000
05/17	$9,821	$10,146
05/18	$9,929	$10,259
05/19	$10,381	$10,916
05/20	$10,584	$11,350
05/21	$11,335	$11,888
05/22	$10,582	$11,080
05/23	$10,543	$11,134
05/24	$10,785	$11,432
05/25	$10,962	$11,664
05/26	$11,702	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.45%	0.64%	1.89%
Class A (with sales charges)	3.30%	0.03%	1.58%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 217,750,297
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 654,882
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$217,750,297
# of Portfolio Holdings	125
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$654,882

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	11.2%
AA	47.4%
A	15.4%
BBB	17.1%
BB	2.1%
B	1.3%
A-1+	0.4%
Not Rated	5.1%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028663
Shareholder Report [Line Items]
Fund Name	AB Virginia Portfolio
Class Name	Class C
Trading Symbol	AVACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AVACX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.55%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except the Advisor class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Security selection was the primary detractor, relative to the benchmark. An allocation to ports slightly detracted, while an overweight to toll roads/transit contributed to performance. Security selection within prerefunded municipal bonds and airports detracted, while selection within senior living and tax-supported state lease contributed to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,048	$10,146
05/18	$10,083	$10,259
05/19	$10,471	$10,916
05/20	$10,599	$11,350
05/21	$11,259	$11,888
05/22	$10,429	$11,080
05/23	$10,313	$11,134
05/24	$10,489	$11,432
05/25	$10,572	$11,664
05/26	$11,206	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	5.78%	-0.09%	1.14%
Class C (with sales charges)	4.78%	-0.09%	1.14%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 217,750,297
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 654,882
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$217,750,297
# of Portfolio Holdings	125
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$654,882

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	11.2%
AA	47.4%
A	15.4%
BBB	17.1%
BB	2.1%
B	1.3%
A-1+	0.4%
Not Rated	5.1%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]